Other Financial and Non Financial Assests	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Other Financial and Non Financial Assests
18.	OTHER FINANCIAL AND NON FINANCIAL ASSETS

The breakdown of the other financial and nonfinancial assets account in the statement of financial position is as follows:

Other financial assets	12/31/2018	12/31/2017	01/01/2017
Amounts receivable from spot and forward sales pending settlement	768,603	1,050,350	512,173
Mutual Funds and other securities	413,136	713,491	302,723
Sundry debtors	1,806,953	1,585,322	1,219,146
Other	10,892	6,344	2,924

	2,999,584	3,355,507	2,036,966

Other non financial assets	12/31/2018	12/31/2017	01/01/2017
Advanced prepayments	159,233	260,113	301,406
Advanced tax	147,091	60,050	65,952
Investments in property	424,970	1,294,262	1,330,910
Other	254,141	559,771	462,869

	985,435	2,174,196	2,161,137